Borrowings - Debt Classification (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Borrowings
Non Current Borrowings	$ 3,104,401	$ 2,906,288
Current borrowings	351,582	438,114
Borrowings	3,455,983	3,344,402
Senior Notes
Borrowings
Non Current Borrowings	1,921,386	1,920,783
Current borrowings	22,872	27,060
Bank borrowings
Borrowings
Non Current Borrowings	1,183,015	985,505
Current borrowings	99,588	213,576
Letters of credit
Borrowings
Current borrowings	$ 229,122	$ 197,478